Summary of significant accounting policies - IFRS 16 - Accounting for the Group's leasing activities (Details)	12 Months Ended
Dec. 31, 2019
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease	1 year
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease	7 years